Fuwei Films (Holdings) Co., Ltd (Parent Company) (Tables)	12 Months Ended
Dec. 31, 2012
Fuwei Films (Holdings) Co., Ltd (Parent Company) [Abstract]
Condensed Unaudited Balance Sheet

Condensed unaudited Balance Sheet as of December 31, 2012 and 2011

	2012		2011
	RMB	US$	RMB

Cash and cash equivalents	65	10	121
Other current assets	271,006	43,499	272,537
Investments in subsidiaries	378	61	381

Total assets	271,450	43,571	273,039

Current liabilities	51,842	8,321	49,693
Total shareholders' equity	219,608	35,250	223,346

Total liabilities and shareholders' equity	271,450	43,571	273,039

Condensed Unaudited Statements of Operations

Condensed unaudited Statements of Operations (For the years ended December 31, 2012, 2011 and 2010)

	2012		2011	2010
	RMB	US$	RMB	RMB

Interest income (expenses)	(13)	(2)	(18)	(12)
General and administrative expenses	(2,468)	(396)	(3,281)	(14,411)
Other income	-	-	1,116	-
Loss before equity in undistributed earnings of subsidiaries	(2,482)	(398)	(2,183)	(14,423)
Equity in earnings of subsidiaries	(51,956)	(8,339)	22,515	58,478

Net income	(54,437)	(8,738)	20,332	44,055

Condensed Unaudited Statement of Cash Flows

Condensed unaudited Statement of Cash Flows (For the year ended December 31, 2012, 2011 and 2010)

	2012		2011	2010
	RMB	US$	RMB	RMB

Cash flow from operating activities
Net income	(54,437)	(8,738)	20,332	44,055
Adjustment to reconcile net income (loss) to net cash from operating activities:

- Equity in earnings of subsidiaries	51,956	8,339	(22,515)	(58,478)
- Foreign exchange gain	-	-	-	-
Changes in operating assets and liabilities:
- Other current assets	-	-	-	-
- Other current liabilities	61	10	(7,277)	6,139

Net cash provided by operating activities	(2,420)	(389)	(9,460)	(8,284)

Cash flow from financing activities

Payments to related parties	2,365	380	9,493	8,321
Proceeds from related parties	-	-	-	(10)

Effect of exchange	(1)	-	(4)	38

Net cash provided by (used in) financing activities	2,364	380	9,489	8,348

Net increase (decrease) in cash	(56)	(9)	29	64
Cash:
At beginning of year	121	19	92	28
At end of year	65	10	121	92